COMMITMENTS AND CONTINGENCIES (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)
COMMITMENTS AND CONTINGENCIES.
Short-term bank loans	$ 16,166,000	¥ 118,000,000	$ 8,166,400	¥ 58,000,000
Total future lease payments	407,873
Lease payment, Payment Due by Period Less than 1 Year	263,577
Lease payment, 1-3 Years	144,296
Total long-term loan	4,451,215
Long term loan, Payment Due by Period Less than 1 Year	977,829
Long term loan, 1-3 Years	3,473,386
Total	21,025,088
Total, Payment Due by Period Less than 1 Year	17,407,406
Total, 1-3 Years	$ 3,617,682